Employee benefits and sharebased payments	12 Months Ended
Jun. 30, 2021
31. Employee benefits and share-based payments

31. Employee benefits and share-based payments

Incentive Plan

The Group has an equity incentive plan, created in September 30, 2011, which aims at certain selected employees, directors and top management of the Company, IRSA and IRSA CP (the “Participants”). Participation in the plan was voluntary and employees were invited to participate by the Board.

Under the Incentive Plan, entitle the Participants to receive shares (“Contributions”) of the Company and IRSA, based on a percentage of their annual bonus for the years 2011, 2012 and 2013, providing they remain as employees of the Company for at least five years, among other conditions, required to qualify such Contributions (except in case of disability or death, where there is no time limit). Contributions shall be held by the Company and IRSA, and as the conditions established by the Plan are verified, such contributions shall be transferred to the Participants only when the employees retire from the Company. In spite of this, the economic rights of the shares in the portfolio assigned to said participants will be received by them.

As of June 30, 2021, 2020 and 2019, a reserve has been set up under Shareholders’ equity as a result of this Incentive Plan for ARS 44, ARS 77 and ARS 75, respectively, based on the market value of the shares to be granted pertaining to the Group’s contributions, proportionately to the period already elapsed for the vesting of shares in the Incentive Plan and adjusted for the probability that any beneficiary leaves the Group before the term and/or the conditions required to qualify for the benefits of said plan are met at each fiscal year-end.

During the fiscal years ended June 30, 2021, 2020 and 2019, the Group granted 0.32, 0.72and 0.78 million shares, respectively, corresponding to the Participants’ Contributions.

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows

	06.30.21	06.30.20	06.30.19
At the beginning	4,483,656	4,966,463	5,485,194
Granted	(320,739)	(482,807)	(518,731)
At the end	4,162,917	4,483,656	4,966,463

The fair value determined at the time of granting the plan after obtaining all the corresponding authorizations was ARS 23.5 per share of IRSA and ARS 16.45 per share of Cresud. This fair value was estimated by taking into account the market price of the shares of the Company on said date.

Defined contribution plan

The Group operates a defined contribution plan (the “Plan”) which covers certain selected managers from Argentina. The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, will have access to the 100% of the Company contributions under the following circumstances:

(i)	ordinary retirement in accordance with applicable labor regulations;
(ii)	total or permanent incapacity or disability;
(iii)	death.

In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years

Contributions made by the Group under the Plan amount to ARS 44 and ARS 77 for the fiscal years ended June 30, 2021 and 2020, respectively.

Employee long-term incentive - Brasilagro

On October 2, 2017, the General Shareholders’ Meeting approved the creation of the Long-Term Share-Based Incentive Plan (“ILPA Plan”), a compensation program in which participants are entitled to receive a number of issued shares by the company if the objectives defined in the agreement are achieved. The ILPA Plan was divided into 3 programs and requires beneficiaries to remain with the Company for a specified period (consolidation period), in addition to having cumulative key performance indicators (“KPls”) that can define, increase or decrease the number of actions, classifying the result according to the 3 categories that make up the plan. The first compensation program (“ILPA 1”) was approved by the Board of Directors on June 18, 2018 and ended during the year June 30, 2020. The accumulated expenses of the plan reached ARS 116 with compensation and ARS 81 in charges.

On May 6, 2021, the Board of Directors approved the terms of the second share-based compensation program (“ILPA 2”), giving continuity to the ILPA Plan, establishing the characteristics and general rules of the new plan, such as a maximum number of shares and the list of eligible employees, appointed by a designated committee and approved by the Board. The structure of the 2nd program is maintained in accordance with the basic guidelines of the ILPA Plan, which basically include the permanence of employees during the accrual period and the achievement of key performance indicators (“KPIs”) accumulated between 1 July 2020 and June 30, 2023 (consolidation period).

The ILPA Plan falls within the scope of CPC 10 - Share-based Payment, as the Company receives services from participants and, in return, agrees to deliver its own shares if the conditions are met. The standard determines that benefits payable in shares must be measured at fair value on the benefit grant date, defined as June 30, 2021, and will not be remeasured (except in the case of a remeasurement event such as a change in plan terms), and the expense is recognized during the consolidation period. As of the date of these financial statements, ILPA 2 expenses totaled ARS 49.